Shareholder Report, Average Annual Return (Details) 193910_InfraCap Equity Income Fund ETF_TF_TSR Annual {TF}	12 Months Ended	47 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Infrastructure Capital Equity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Infrastructure Capital Equity Income ETF NAV
Average Annual Return, Percent	7.42%	6.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	11.21%
Bloomberg 500 Dividend Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 500 Dividend Yield Total Return Index
Average Annual Return, Percent	5.87%	10.04%